UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: December 31, 2007

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title: President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total:$ 384,540,616

<c>		<c>		<c>		<c>		<c>			<c>			             31-Dec-07  TITLE                      VALUE          SHARES/       INVSTMT     VOTING
Name of Issuer         OF CLASS     CUSIP         (x$1000)        PRN AMT       DSCRETN      AUTH

Altria Group Inc         COM      02209S103         231             3050         SOLE        SOLE
American Express         COM      25816109          2254           43325         SOLE        SOLE
American Int'l Group     COM      26874107         13797           236661        SOLE        SOLE
Amgen Inc                COM      31162100          6496           139875        SOLE        SOLE
Analog Devices Inc.      COM      32654105         13952           440112        SOLE        SOLE
AT &T Inc                COM      00206R102         720            17330         SOLE        SOLE
BankAmerica Corp         COM      66050104          460            11158         SOLE        SOLE
Bank of New York         COM      64057102          2081           42678         SOLE        SOLE
Beckman Coulter Inc.     COM      75811109         19031           261410        SOLE        SOLE
Berkshire Hathaway Inc   COM      84670108          850              6           SOLE        SOLE
Berkshire Hathaway Inc   COM      84670207          1312            277          SOLE        SOLE
Biogen Idec              COM      09062X103        15828           278080        SOLE        SOLE
Boeing Co                COM      97023105          400             4571         SOLE        SOLE
B P Amoco PLC            COM      55622104          1077           14720         SOLE        SOLE
Bristol Myers            COM      110122108         614            23135         SOLE        SOLE
Brown Forman CL B        COM      115637209         8714           117583        SOLE        SOLE
Charles River Labs       COM      159864107         5876           89300         SOLE        SOLE
Chevron Texaco Corp      COM      166764100         603             6457         SOLE        SOLE
Chubb Corp               COM      171232101        18868           345702        SOLE        SOLE
Citigroup                COM      172967101         1595           54164         SOLE        SOLE
Coca Cola Co.            COM      191216100         1219           19868         SOLE        SOLE
Coca Cola FEMSA S A DE   COM      191241108         5825           118205        SOLE        SOLE
Colgate Palmolive        COM      194162103         1797           23050         SOLE        SOLE
Dionex Corp.             COM      254546104        13989           168822        SOLE        SOLE
Disney Walt Co Del       COM      254687106         944            29239         SOLE        SOLE
Dow Chemical             COM      260543103         3463           87840         SOLE        SOLE
Emerson Electric Co      COM      291011104         355             6270         SOLE        SOLE
Exxon Mobil Corp         COM      30231G102         2814           30030         SOLE        SOLE
FPL Group                COM      302571104         244             3600         SOLE        SOLE
Gannett Inc.             COM      364730101         1458           37375         SOLE        SOLE
General Electric         COM      369604103        13132           354244        SOLE        SOLE
General Mills Inc.       COM      370334104         362             6345         SOLE        SOLE
Goldman Sachs            COM      38141G104         935             4350         SOLE        SOLE
Grainger WW Inc.         COM      384802104         9046           103356        SOLE        SOLE
Grupo Televiso           COM      40049J206         8627           362919        SOLE        SOLE
Harley Davidson          COM      412822108         7537           161350        SOLE        SOLE
Hartford Finl Svcs       COM      416515104         565             6480         SOLE        SOLE
Heinz H J Co             COM      423074103         231             4950         SOLE        SOLE
Hershey Foods Corp       COM      427866108         9603           243730        SOLE        SOLE
Hewlett Packard          COM      428236103         6135           121540        SOLE        SOLE
Home Depot               COM      437076102         1542           57230         SOLE        SOLE
Honeywell Intl Inc       COM      438516106         8227           133625        SOLE        SOLE
IBM                      COM      459200101         1315           12162         SOLE        SOLE
Incyte Corp              COM      45337C102         172            17100         SOLE        SOLE
ITT Educational          COM      45068B109         213             2500         SOLE        SOLE
Intel Corp               COM      458140100         203             7600         SOLE        SOLE
Illinois Tool Wks        COM      452308109         220             4100         SOLE        SOLE
Johnson & Johnson        COM      478160104        23325           349701        SOLE        SOLE
Maxygen                  COM      577776107         1093           136080        SOLE        SOLE
McAfee                   COM      579064106         5784           154229        SOLE        SOLE
McDonalds Corp           COM      580135101         283             4800         SOLE        SOLE
Merck & Co.              COM      589331107         2669           45934         SOLE        SOLE
Merrill Lynch & Co.      COM      590188108         3203           59666         SOLE        SOLE
Microsoft Corp           COM      594918104         460            12922         SOLE        SOLE
Minn Mng & Mfg Co        COM      604059105         7117           84400         SOLE        SOLE
Morgan J. P.             COM      616880100        16289           373181        SOLE        SOLE
Morgan Stanley           COM      617446448         3546           66760         SOLE        SOLE
Nabors Industries        COM      G6359F103         2843           103800        SOLE        SOLE
Pepsico                  COM      713448108         1988           26198         SOLE        SOLE
Pfizer Inc               COM      717081103         823            36208         SOLE        SOLE
Proctor & Gamble         COM      742718109         1325           18045         SOLE        SOLE
Raytheon Company New     COM      755111507        11037           181821        SOLE        SOLE
Rockwell Automation In   COM      774347108         3740           54237         SOLE        SOLE
Rockwell Collins         COM      774341101         6840           95046         SOLE        SOLE
Ross Stores Inc          COM      778296103         3521           137698        SOLE        SOLE
Sara Lee Corp.           COM      803111103         240            14932         SOLE        SOLE
Schering Plough Corp     COM      806605101         3158           118560        SOLE        SOLE
Schlumberger Limited     COM      806857108        12708           129182        SOLE        SOLE
State Street Corp        COM      857477103         8212           101137        SOLE        SOLE
Steinway Musical Instr   COM      858495104         2690           97570         SOLE        SOLE
Stratasys Inc            COM      862685104         615            23800         SOLE        SOLE
Teradyne Inc             COM      880770102         3595           347661        SOLE        SOLE
Teva Pharmaceutical      COM      881624209        11582           249190        SOLE        SOLE
Tiffany & Co.            COM      886547108        21646           470261        SOLE        SOLE
United Technologies      COM      913017109         254             3320         SOLE        SOLE
US Bancorp               COM      902973106         270             8506         SOLE        SOLE
VCA Antech Inc           COM      918194101         6151           139075        SOLE        SOLE
Viacom Inc.              COM      92553P201         299             6808         SOLE        SOLE
Wachovia Corp            COM      929903102         608            15996         SOLE        SOLE
Walgreen Co              COM      931422109         255             6700         SOLE        SOLE
WPP Group PLC            COM      929309300         864            13436         SOLE        SOLE
Wrigley Wm Jr Co         COM      982526105         246             4200         SOLE        SOLE
Wyeth Labs               COM      983024100         334             7560         SOLE        SOLE